September 27, 2016

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re: ProShares Trust (the “Trust”) (File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated September 7, 2016 for ProShares UltraShort 3-7 Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Short 7-10 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 20+ Year Treasury, and ProShares UltraPro Short 20+ Year Treasury; ProShares UltraShort TIPS, as filed under Rule 497 on September 7, 2016 (SEC Accession No. 0001193125-16-702201).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6578.

Very truly yours,

/s/ Robert J. Borzone, Jr. Vice President and Legal Counsel